Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
T. Rowe Price Institutional Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY T. Rowe Price Institutional Concentrated International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital through investments in stocks of non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 148.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund expects to invest substantially all of its assets in stocks of companies located outside the U.S. Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks of non-U.S. companies and no more than 15% of its net assets will be invested in stocks of companies in emerging markets.

The fund intends to invest in a relatively small number of holdings. Its portfolio is expected to be concentrated in investments of 40 to 60 different stocks, although the number could vary depending on market conditions. The fund is “nondiversified,” meaning it may invest a greater portion of its assets in a single company and own more of the company’s voting securities than is permissible for a “diversified” fund.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

The fund may purchase the stocks of companies of any size and does not emphasize either a growth or value bias in selecting investments. Securities will be selected that in the investment adviser’s view have the most favorable combination of company fundamentals, earnings potential, and relative valuation.

		The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. companies. International securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets.

		Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Concentrated International Equity Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	3/31/12	11.51%
Worst Quarter	9/30/11	-15.73%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
T. Rowe Price Institutional Concentrated International Equity Fund | T. Rowe Price Institutional Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	2.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.35%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.60%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	787
5 years	rr_ExpenseExampleYear05	1,520
10 years	rr_ExpenseExampleYear10	$ 3,463
2011	rr_AnnualReturn2011	(6.58%)
2012	rr_AnnualReturn2012	21.91%
2013	rr_AnnualReturn2013	24.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.73%)
1 Year	rr_AverageAnnualReturnYear01	24.75%
Since inception	rr_AverageAnnualReturnSinceInception	14.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2010
T. Rowe Price Institutional Concentrated International Equity Fund | Returns after taxes on distributions | T. Rowe Price Institutional Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.02%
Since inception	rr_AverageAnnualReturnSinceInception	11.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2010
T. Rowe Price Institutional Concentrated International Equity Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Institutional Concentrated International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.24%
Since inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2010
T. Rowe Price Institutional Concentrated International Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
Since inception	rr_AverageAnnualReturnSinceInception	11.59%
T. Rowe Price Institutional Concentrated International Equity Fund | Lipper International Multi-Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.86%
Since inception	rr_AverageAnnualReturnSinceInception	10.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2010

[1]	T. Rowe Price Associates, Inc. has agreed (through February 28, 2015) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 0.75%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.75%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.75% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).
[2]	Returns as of 7/31/10.